united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC, 80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Astor Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2019
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 95.6%
		COMMODITY FUND - 3.0%
	50,834	SPDR Gold Shares *	$7,240,287

		DEBT FUNDS - 40.2%
	236,123	First Trust Low Duration Opportunities ETF	12,233,533
	247,840	First Trust Senior Loan ETF ^	11,683,178
	236,316	iShares Floating Rate Bond ETF ^	12,049,753
	372,555	iShares Short Maturity Bond ETF	18,761,870
	229,212	iShares Short-Term Corporate Bond ETF	12,327,021
	417,996	JPMorgan Ultra-Short Income ETF	21,092,078
	240,154	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	7,389,539
			95,536,972

		EQUITY FUNDS - 52.4%
	216,383	Invesco S&P 500 Equal Weight ETF ^	23,674,464
	503,609	iShares Core S&P Total US Stock Market ETF ^	34,517,361
	477,077	iShares Edge MSCI Min Vol USA ETF	30,509,074
	198,300	O'Shares FTSE US Quality Dividend ETF	6,960,330
	79,016	Vanguard S&P 500 ETF	22,009,907
	102,498	WisdomTree Europe Hedged Equity Fund ^	6,971,914
			124,643,050

		TOTAL EXCHANGE TRADED FUNDS (Cost $210,853,719)	227,420,309

		SHORT-TERM INVESTMENTS - 7.8%
		INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.4%
	8,093,791	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 2.31% + (a)	8,093,791

		MONEY MARKET FUND - 4.4%
	10,380,345	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.12% +	10,380,345

		TOTAL SHORT-TERM INVESTMENTS (Cost $18,474,136)	18,474,136

		TOTAL INVESTMENTS - 103.4% (Cost $229,327,855)	$245,894,445
		LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4) %	(8,186,428)
		TOTAL NET ASSETS - 100.0%	$237,708,017
ETF - Exchange Traded Fund
*	Non-Income producing security.
^	Security, or a portion of the security, is out on loan at October 31, 2019. Total Loaned securities had a value of $7,833,326 at October 31, 2019.
+	Money market fund; interest rate reflects seven-day effective yield on October 31, 2019.
(a)	The loaned securities were secured with cash collateral of $1,001 and short-term investment cash collateral of $8,093,791.

Astor Sector Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2019
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 95.0%
		DEBT FUNDS - 34.5%
	51,104	Invesco Ultra Short Duration ETF ^	$2,576,153
	141,582	iShares Short Maturity Bond ETF	7,130,070
	131,000	JPMorgan Ultra-Short Income ETF ^	6,610,260
			16,316,483
		EQUITY FUNDS - 60.5%
	23,890	Energy Select Sector SPDR Fund ^	1,384,664
	73,311	First Trust Health Care AlphaDEX Fund *^	5,616,356
	149,327	First Trust Technology AlphaDEX Fund ^	9,915,313
	61,635	Industrial Select Sector SPDR Fund	4,838,964
	55,493	Real Estate Select Sector SPDR Fund ^	2,182,540
	52,951	Vanguard Communication Services ETF	4,728,524
			28,666,361

		TOTAL EXCHANGE TRADED FUNDS (Cost $43,462,659)	44,982,844

		SHORT-TERM INVESTMENTS - 25.6%
		INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 20.7%
	9,796,657	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 1.78% + (a)	9,796,657

		MONEY MARKET FUND - 4.9%
	2,329,443	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.12% +	2,329,443

		TOTAL SHORT-TERM INVESTMENTS (Cost $12,126,100)	12,126,100

		TOTAL INVESTMENTS - 120.6% (Cost $55,588,759)	$57,108,944
		LIABILITIES IN EXCESS OF OTHER ASSETS - (20.6) %	(9,770,680)
		TOTAL NET ASSETS - 100.0%	$47,338,264

ETF - Exchange Traded Fund
^	Security, or a portion of the security, is out on loan at October 31, 2019. Total Loaned securities had a value of $9,625,900 at October 31, 2019.
*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on October 31, 2019.
(a)	The loaned securities were secured with cash collateral of $125,603 and short-term investment cash collateral of $9,796,657.

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2019
Shares		Fair Value

	EXCHANGE TRADED FUNDS - 90.7%
	COMMODITY FUND - 5.0%
2,419	SPDR Gold Shares *	$344,538

	DEBT FUNDS - 25.3%
5,191	iShares 20+ Year Treasury Bond ETF	733,177
8,407	iShares Core U.S. Aggregate Bond ETF	951,252
951	iShares Long-Term Corporate Bond ETF	63,299
125	iShares Short-Term Corporate Bond ETF	6,723
		1,754,451
	EQUITY FUNDS - 60.4%
7,365	Invesco QQQ Trust Series 1	1,451,494
36,105	iShares Edge MSCI Min Vol USA ETF	2,308,915
357	iShares MSCI China ETF	20,874
468	iShares MSCI Mexico ETF	20,737
596	iShares MSCI Philippines ETF	20,908
515	iShares MSCI Russia ETF	21,486
1,985	iShares MSCI Taiwan ETF	77,058
140	SPDR S&P 500 ETF Trust	42,466
2,257	Vanguard Real Estate ETF	212,835
		4,176,773

	TOTAL EXCHANGE TRADED FUNDS (Cost $5,921,627)	6,275,762

	SHORT-TERM INVESTMENTS - 1.9%
127,962	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 2.12% +	127,962
	TOTAL SHORT-TERM INVESTMENTS (Cost $127,962)

	TOTAL INVESTMENTS - 92.6% (Cost $6,049,589)	$6,403,724
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%	512,551
	TOTAL NET ASSETS - 100.0%	$6,916,275
ETF - Exchange Traded Fund
Non-Income producing security.
Money market fund; interest rate reflects seven-day effective yield on October 31, 2019.

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2019

FUTURES CONTRACTS ^
Long Contracts	Description	Counterparty	Underlying Face Amount at Value **	Unrealized Loss
4	Long Gilt Future December 2019	Interactive Broker	$687,580	$(9,097)
			Net Unrealized Loss from Open Long Futures Contracts	$(9,097)
Short Contracts	Description	Counterparty	Underlying Face Amount at Value **	Unrealized Gain (Loss)
7	Australian Dollar Future December 2019	Interactive Broker	$482,720	$(3,877)
4	Brent Crude Future June 2020	Interactive Broker	229,200	(1,570)
6	British Pound Future December 2019	Interactive Broker	485,888	(21,865)
2	Canadian 10 Year Future December 2019	Interactive Broker	216,137	(2,306)
2	Coffee Future December 2019	Interactive Broker	76,463	(2,143)
4	Copper Future December 2019	Interactive Broker	263,800	(4,609)
7	Corn Future December 2019	Interactive Broker	136,500	4,205
7	Euro FX Future December 2019	Interactive Broker	977,944	(10,636)
4	Euro-Bund Future December 2019	Interactive Broker	766,497	(2,928)
4	Japanese Yen Future December 2019	Interactive Broker	464,125	(566)
10	Natural Gas Future January 2020	Interactive Broker	27,320	1,856
3	Soybean Future January 2020	Interactive Broker	139,838	2,654
5	World Sugar #11 March 2020	Interactive Broker	69,888	(2,647)
1	US 10 Year Future December 2019	Interactive Broker	130,297	(283)
5	Wheat Future December 2019	Interactive Broker	127,188	(8,327)
			Net Unrealized Loss from Open Short Futures Contracts	$(53,042)

^ Each futures contract is a holding of AMA Fund Limited CFC ("AMA") which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.
** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by AMA are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of AMA's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to AMA.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as "odd lots" and larger institutional-sized bond positions known as "round lots". The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2019

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of October 31, 2019 the amount of unrealized gain and realized gain on futures contracts subject to commodity price, interest rate and foreign exchange rate risk amounted to $44,203 and 210,202 respectively.

Valuation of Underlying Funds - Open-end investment Companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2019, for the Funds’ assets and liabilities measured at fair value:

Astor Dynamic Allocation Fund
Assets *		Level 2	Level 3	Total
Exchange Traded Funds	$227,420,309	$-	$-	$227,420,309
Investment Purchased as Securities Lending Collateral	8,093,791	-	-	8,093,791
Short-Term Investments	10,380,345	-	-	10,380,345
Total	$245,894,445	$-	$-	$245,894,445

Astor Sector Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$44,982,844	$-	$-	$44,982,844
Investment Purchased as Securities Lending Collateral	9,796,657	-	-	9,796,657
The loaned securities were secured with cash collateral of $1,001 and short-term investment cash collateral of $8,093,791.	2,329,443	-	-	2,329,443
Total	$57,108,944	$-	$-	$57,108,944

Astor Macro Alternative Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,275,762	$-	$-	$6,275,762
Short-Term Investments	127,962	-	-	127,962
Total	$6,403,724	$-	$-	$6,403,724

Open Futures Contracts ***	$(62,139)	$-	$-	$(62,139)
There were no Level 3 holdings during the current periods presented.
*Refer to the Schedule of Investments for classification by asset class.
**Refer to the Consolidated Schedule of Investments for classification by asset class.
*** Includes cumulative net unrealized depreciation on futures contracts open at October 31, 2019.

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Astor Macro Alternative Fund currently invests a portion of its assets in iShares Edge MSCI Min Vol USA ETF. The Fund may redeem its investments from iShares Edge MSCI Min Vol USA ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Edge MSCI Min Vol USA ETF. The financial statements of iShares Edge MSCI Min Vol USA ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2019 the percentage of the Fund’s net assets invested in iShares Edge MSCI Min Vol USA ETF was 33.38%, respectively.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2019

Consolidation of Subsidiaries – The Consolidated Portfolio of Investments of the Fund includes AMA Fund Limited (“AMA”), a wholly-owned and controlled foreign corporation ("CFC").

The Astor Macro Alternative Fund may invest up to 25% of its total assets in a CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Astor Macro Alternative Fund’s investment objectives and policies. The Astor Macro Alternative Fund consolidates the results of subsidiaries in which the Astor Macro Alternative Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Astor Macro Alternative Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Astor Macro Alternative Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the Fund's investments in the AMA is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2019	% of Fund Net Assets at October 31, 2019
AMA-CFC	6/15/15	$529,497	7.7%

For tax purposes, AMA is an exempted Cayman investment company. AMA has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2019

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments

.

Security Loans - The Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund have entered into a securities lending arrangement with The BNP Paribas (the “lending agent”). Under the terms of the agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their ecurities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The below table represents aggregate cost for federal tax purposes, for the Astor Funds as of October 31, 2019 and differs from market value by net unrealized appreciation/depreciation which consisted of:
Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation/ Depreciation
Astor Dynamic Allocation Fund	$229,357,977	$16,748,426	$(211,958)	$16,536,468
Astor Sector Allocation Fund	55,588,759	$1,728,388	$(208,203)	$1,520,185
Astor Macro Alternative Fund	6,034,451	500,398	(131,125)	369,273

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/24/2019

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 12/24/2019